UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

Item 1.	Report to Stockholders.

(a)

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2026

TABLE OF CONTENTS

Portfolio Update	1
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	14
Additional Information	24
Board Considerations Regarding Approval of Investment Advisory Agreement	25
Trustees and Officers	27
Privacy Policy	28

Axonic Alternative Income Fund	Portfolio Update

April 30, 2026 (Unaudited)

Average Annual Total Returns (as of April 30, 2026)

	1 month	Quarter	6 Month	YTD	1 Year	3 Year	5 Year	Since Inception*
Axonic Alternative Income Interval Fund - A - With Load*	(1.75)%	(0.71)%	1.63%	0.04%	6.33%	–%	–%	9.41%
Axonic Alternative Income Interval Fund - A - Without Load	0.79%	1.84%	4.23%	2.61%	9.05%	–%	–%	10.53%
Axonic Alternative Income Interval Fund - I - NAV	0.84%	2.00%	4.58%	2.83%	9.78%	11.08%	8.22%	5.62%
Bloomberg U.S. Aggregate Bond Index	0.11%	(0.04)%	0.54%	0.07%	4.06%	3.46%	0.18%	1.94%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Performance information is reported net of the Fund's fees and expenses. Class I gross expenses are 3.16% and net expenses are 3.16% (as reported in the February 28, 2026 Prospectus). The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund's average daily net assets (the "Expense Limit") through February 28, 2027.

*	Fund's inception date is December 31, 2018.
(a)	Performance returns are net of management fees and other Fund expenses.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value fro financial reporting purposes.

Performance of $50,000 Initial Investment (as of April 30, 2026)

Semi-Annual Report | April 30, 2026	1

Axonic Alternative Income Fund	Portfolio Update

April 30, 2026 (Unaudited)

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or visit at www.axonicfunds.com.

The Axonic Alternative Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is suitable only for investors who can bear the risks associated with the Fund's limited liquidity and should be viewed as a long-term investment. The Fund’s shares have no history of public trading, nor is it intended that our shares will be listed on a national securities exchange at this time, if ever. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. There is also the risk that shareholders may receive little or no return on their investment or that shareholders may lose part or all of their investment.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

GSF 2023-1 Investor, LLC	8.71%
Arlo Midtown Mezz	6.11%
SCMS Mortgage Trust, Series 2025-BNC1, Class HRR	5.67%
GSF 2025-AXMF1 EFX LLC	5.32%
GSF 2025-5 Portfolio Holding LLC	4.66%
MCR Mortgage Trust, Series 2024-TWA, Class HRR	3.24%
Multifamily Structured Credit Risk, Series 2023-SN1, Class B	3.20%
Hilton National Landing Mezz	3.01%
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class D	2.73%
FRESB Mortgage Trust, Series 2025-SB119, Class B	2.71%
Total % of Top 10 Holdings	45.36%

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	45.62%
Investment In Joint Ventures	18.69%
Loans	17.59%
Residential Mortgage-Backed Securities	2.45%
Asset-Backed Securities	2.40%
Preferred Stocks	0.95%
Corporate Bonds	0.82%
Common Stocks	0.02%
Cash, Cash Equivalents, & Other Net Assets	11.46%
Total Net Assets	100.00%

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.02%)
Financials (0.02%)
Redwood Trust, Inc. REIT(a)	21,780	$121,097
TOTAL COMMON STOCKS
(Cost $256,688)		121,097

Description	Rate	Shares	Value
PREFERRED STOCKS (0.95%)
Financials (0.95%)
ACRES Commercial Realty Corp., Series D(a)(b)	7.87%	17,823	389,611
TCG Huntsville JV LLC(b)	11.80%	3,883,937	3,884,325
TOTAL PREFERRED STOCKS
(Cost $4,329,512)			4,273,936

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (2.40%)
Other (2.40%)
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)(d)	6.50% PIK	08/15/41	$516,843	510,538
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(d)(e)(f)	0.00%	07/25/51	1,049,088	996,633
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(d)(e)	0.00%	07/25/26	637,328	605,462
Prop, Ltd., Series 2017-1, Class B	6.90%	03/15/42	5,765,251	4,525,722
Prop, Ltd., Series 2017-1, Class C	9.55%	03/15/42	6,396,479	2,526,609
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(d)	5.93%	05/15/28	1,567,029	1,495,886
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(d)	4.75%	11/15/26	157,825	155,599
TOTAL ASSET-BACKED SECURITIES
(Cost $11,166,745)				10,816,449

COMMERCIAL MORTGAGE-BACKED SECURITIES (45.62%)
Commercial MBS (45.62%)
BCP Trust, Series 2021-330N, Class C(d)(g)	1M CME TERM SOFR + 1.72%	06/15/38	4,111,000	2,885,511
Credit Suisse Commercial Mortgage Trust 2020-FACT E	9.16%	10/15/37	1,678,000	1,181,983
FREMF Mortgage Trust, Series 2018-KF44, Class C(d)(g)	30D US SOFR + 8.62%	02/25/26	1,101,894	1,087,679
FREMF Mortgage Trust, Series 2022-K748, Class D(d)(h)	0.00%	02/25/29	2,995,082	2,296,030
FREMF Mortgage Trust, Series 2022-K748, Class X2A(d)(i)	0.10%	01/25/29	46,715,504	102,774
FREMF Mortgage Trust, Series 2022-K748, Class X2B(d)(i)	0.10%	02/25/29	12,739,389	29,301
FREMF Mortgage Trust, Series 2022-KF144, Class CS(d)(g)	30D US SOFR + 6.00%	09/25/32	3,644,429	3,579,923
FRESB Mortgage Trust, Series 2017-SB28, Class B(d)(g)	30D US SOFR + 7.93%	01/25/27	1,086,045	1,068,560
FRESB Mortgage Trust, Series 2017-SB32, Class B(d)(g)	30D US SOFR + 7.93%	04/25/27	1,599,629	1,603,628
FRESB Mortgage Trust, Series 2017-SB38, Class B(d)(g)	4.17%	08/25/27	261,548	257,285
FRESB Mortgage Trust, Series 2017-SB42, Class B(d)(g)	30D US SOFR + 7.62%	10/25/27	1,863,194	1,777,487
FRESB Mortgage Trust, Series 2020-SB74, Class B(d)(g)	14.27%	04/25/30	1,182,160	1,185,943
FRESB Mortgage Trust, Series 2020-SB76, Class B(d)(g)	13.14%	05/25/30	403,693	406,842

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	3

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Commercial MBS (continued)
FRESB Mortgage Trust, Series 2020-SB81, Class B(d)(g)	8.74%	10/25/30	$2,293,790	$2,162,355
FRESB Mortgage Trust, Series 2021-SB83, Class X1(g)(i)	0.75%	01/25/41	6,543,759	170,958
FRESB Mortgage Trust, Series 2021-SB90, Class B(g)	2.81%	07/25/41	2,784,816	2,616,891
FRESB Mortgage Trust, Series 2021-SB93, Class B(g)	7.50%	10/25/41	3,740,779	3,533,540
FRESB Mortgage Trust, Series 2022-SB100, Class B(g)	7.50%	05/25/42	8,367,679	7,673,162
FRESB Mortgage Trust, Series 2022-SB95, Class B(d)(g)	7.50%	12/25/31	4,648,914	4,469,931
FRESB Mortgage Trust, Series 2022-SB98, Class B(d)(g)	7.50%	04/25/42	5,811,825	5,559,011
FRESB Mortgage Trust, Series 2023-SB106, Class B(g)	7.50%	05/25/33	7,630,342	6,910,800
FRESB Mortgage Trust, Series 2023-SB109, Class B(g)	7.50%	07/25/43	6,562,799	5,918,988
FRESB Mortgage Trust, Series 2024-SB114, Class B(g)	7.50%	05/25/34	12,329,916	11,188,165
FRESB Mortgage Trust, Series 2024-SB117, Class B(g)	7.50%	10/25/34	11,776,458	10,391,546
FRESB Mortgage Trust, Series 2025-SB119, Class B(g)	7.50%	01/25/35	13,899,998	12,213,928
FRESB Mortgage Trust, Series 2025-SB122, Class B(g)	7.50%	05/25/35	13,563,687	11,903,492
FRESB Multifamily Structured Pass Through Certificates, Series 2021-SB86, Class B(d)(g)	7.87%	03/25/41	2,643,645	2,442,728
GSF LLC, Series 2023-1, Class D(d)	7.63%	12/01/38	8,767,751	8,405,540
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(d)	4.15%	08/05/34	4,677,207	4,580,389
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class C10(d)(g)	5.45%	08/05/34	6,652,596	6,142,342
JPMCC Multifamily Housing Mortgage Loan Trust, Series 2025-Q032, Class D(d)(g)	7.50%	11/25/29	12,964,050	12,321,033
MCR Mortgage Trust, Series 2024-TWA, Class F(d)	10.38%	06/12/27	2,600,000	2,627,300
MCR Mortgage Trust, Series 2024-TWA, Class HRR(d)	14.74%	06/12/27	14,700,000	14,627,970
Multifamily Structured Credit Risk, Series 2023-SN1, Class B(d)(g)	30D US SOFR + 7.00%	07/25/42	14,190,605	14,406,302
SCMS Mortgage Trust, Series 2025-BNC1, Class E(d)(g)	5.71%	07/15/28	4,020,000	3,605,538
SCMS Mortgage Trust, Series 2025-BNC1, Class HRR(d)(g)	5.71%	09/15/28	28,637,899	25,576,507
SCMS Mortgage Trust, Series 2025-BNC1, Class XA(d)(g)(i)	1.11%	04/15/28	342,654,311	4,831,426
SMR 2022-IND Mortgage Trust, Series 22-IND, Class G(d)(g)	1M CME TERM SOFR + 7.50%	02/15/39	4,096,732	3,936,960
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $207,490,418)				205,679,748

CORPORATE BONDS (0.82%)
Diversified Financial Services (0.82%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(d)(g)	0.00%	03/15/30	5,399,179	3,683,320
TOTAL CORPORATE BONDS
(Cost $3,856,301)				3,683,320

INVESTMENT IN JOINT VENTURES (18.69%)
Commercial MBS (18.69%)
GSF 2023-1 Investor, LLC(e)(j)(k)				39,258,679
GSF 2025-5 Portfolio Holding LLC(e)(j)(k)				21,014,897
GSF 2025-AXMF1 EFX LLC(e)(j)(k)				23,987,675
TOTAL INVESTMENT IN JOINT VENTURES
(Cost $88,796,742)				84,261,251

See Notes to Consolidated Financial Statements.

4	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
LOANS (17.59%)
Commercial Loans (17.48%)
1K Mary, LLC	6.70%	05/01/31	$4,400,000	$4,300,181
Arlo Midtown Mezz	12%	04/06/30	27,500,000	27,555,000
CS Farmington Limited LP, G8 Farmington LLC, 264 Farmington LLC	12%	04/06/30	7,500,000	7,501,500
Hilton National Landing Mezz	11.67%	04/06/30	13,500,000	13,562,100
Logan Heights Phase II LLC	6.77%	05/01/31	6,234,000	6,156,075
Logan Heights Rogersville LLC	6.62%	05/01/31	6,110,000	5,987,800
Portofino Mezz Partners, LLC	14%	07/01/29	7,000,000	7,002,800
Surfrider Montauk(l)	1M US SOFR + 10.00%	04/09/27	6,735,300	6,733,953
Total Commercial Loans				78,799,409

Corporate Loans (0.11%)
FAT Brands - DIP(c)(e)(m)	12% PIK	12/31/49	310,013	310,013
FAT Brands - New Money(c)(e)(m)	12% PIK	12/31/49	186,123	186,123
Total Corporate Loans				496,136

TOTAL LOANS
(Cost $79,098,482)				79,295,545

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.45%)
WL Collateral CMO (2.45%)
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC3, Class M1(g)	1M CME TERM SOFR + 0.64%	05/25/36	2,073,584	417,458
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class M(d)(f)	10.74%	05/25/27	5,264,000	5,324,422
Dominion Mortgage Trust, Series 2025-RTL1, Class M(d)(f)	10.19%	09/25/27	3,000,000	3,047,181
EFMT, Series 2025-RTL1, Class M2(d)(g)	8.33%	05/25/28	2,250,000	2,255,462
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $11,046,345)				11,044,523

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (10.68%)
Money Market Fund (10.68%)
Dreyfus Government Cash Management, Institutional Shares	3.51%	20,940,569	20,940,569
First American Government Obligations Fund, Class X	3.55%	27,226,644	27,226,644
TOTAL SHORT TERM INVESTMENTS - COMMON SHARES
(Cost $48,167,213)			48,167,213

TOTAL INVESTMENTS (99.22%)
(Cost $454,208,446)			447,343,082

Other Assets In Excess Of Liabilities (0.78%)			3,510,364
NET ASSETS (100.00%)			$450,853,446

(a)	Non-income producing security.
(b)	Perpetual maturity.
(c)	Paid in kind security which may pay interest in additional par.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	5

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $150,050,798, which represents 33.30% of net assets as of April 30, 2026.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2026.
(g)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Interest only securities.
(j)	Affiliated company. See notes to the Consolidated Financial Statements.
(k)	Security considered restricted and illiquid. As of April 30, 2026, the total value of these investments amounts to $84,261,251 or 18.69% of the Fund’s net assets.
(l)	Security has associated unfunded commitments of $414,700.
(m)	The borrowers consist of FAT Brands Royalty I, LLC, FAT Brands Fazoli's Native I, LLC, and FAT Brands GFG Royalty I, LLC.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month US SOFR as of April 30, 2026 was 3.65%

1M CME TERM SOFR - 1 Month CME SOFR as of April 30, 2026 was 3.65%

30D US SOFR - 30 Day US SOFR as of April 30, 2026 was 3.68%

See Notes to Consolidated Financial Statements.

6	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

ASSETS:
Investments, at fair value (Cost $365,411,704)	$363,081,831
Investments in affiliates, at fair value (Cost $88,796,742)	$84,261,251
Receivable for investment securities sold	413,238
Interest receivable	3,499,618
Deferred offering cost	11,330
Receivable for fund shares sold	3,884,488
Prepaid loan commitment fee	54,180
Prepaid expenses and other assets	54,879
Total Assets	455,260,815

LIABILITIES:
Payable for investments purchased	414,256
Income distribution payable	3,264,831
Accrued legal and audit fees payable	19,796
Due to Adviser	453,451
Accrued fund accounting and administration fees payable	154,035
Distribution and shareholder service fees payable	17,229
Accrued Chief Compliance Officer fee payable	2,590
Payable for trustees' fees	19,821
Other payables and accrued expenses	61,360
Total Liabilities	4,407,369
Net Assets	$450,853,446

COMPOSITION OF NET ASSETS:
Paid-in capital	$459,834,756
Total distributable earnings (accumulated deficit)	(8,981,310)
Net Assets	$450,853,446

PRICING OF SHARES:
Class A
Net Assets	$30,966,818
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	1,568,745
Net Asset Value and redemption price per share	$ 19.74
Maximum Offering Price per Share (Including Maximum Sales Load of 2.50%)	$ 20.25
Class I
Net Assets	$419,886,628
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	20,937,463
Net Asset Value and redemption price per share	$ 20.05

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	7

Axonic Alternative Income Fund	Consolidated Statement of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$888,704
Interest	24,771,664
Interest from affiliates	4,347,073
Other income	1,207
Total Investment Income	30,008,648

EXPENSES:
Advisory fees	2,585,021
Audit and tax fees	30,305
Chief Compliance Officer fee	18,174
Custodian fees	33,345
Distribution fees
Class A	55,695
Fund accounting and administration fees	216,455
Insurance expenses	5,561
Interest on reverse repurchase agreements and mortgage loan warehouse	433,749
Loan commitment fee	98,420
Legal fees	323,594
Printing expenses	24,578
Registration expenses	40,609
Shareholder servicing fees
Class A	27,847
Transfer agent fees	72,752
Trustees' fees and expenses	59,515
Other expenses	380,822
Total Expenses	4,406,442
Net Investment Income	25,602,206

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	3,860,762
Net realized loss on affiliated securities	(619,594)
Net change in unrealized (depreciation) on investments	(10,683,314)
Net change in unrealized appreciation on affiliate investments	563,990
Net Realized and Unrealized Gain/(Loss) on Investments	(6,878,156)
Net Increase in Net Assets from Operations	$18,724,050

See Notes to Consolidated Financial Statements.

8	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
FROM OPERATIONS:
Net investment income	$25,602,206	$29,292,237
Net realized gain	3,241,168	257,629
Net change in unrealized appreciation/(depreciation)	(10,119,324)	3,049,572
Net Increase in Net Assets from Operations	18,724,050	32,599,438

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(1,489,155)	(730,606)
Class I	(27,532,999)	(28,202,256)
Decrease in Net Assets from Distributions to Shareholders	(29,022,154)	(28,932,862)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	17,645,932	14,896,310
Distributions reinvested	834,898	507,031
Disbursements for redemption of shares of beneficial interest	(2,539,311)	—
Class I
Proceeds from sale of shares of beneficial interest	64,401,245	128,329,691
Distributions reinvested	14,189,178	14,465,677
Disbursements for redemption of shares of beneficial interest	(19,342,737)	(32,738,238)
Net Increase from Capital Share Transactions	75,189,205	125,460,471

Net Increase in Net Assets	64,891,101	129,127,047

NET ASSETS:
Beginning of period	385,962,345	256,835,298
End of period	$450,853,446	$385,962,345

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	767,684	7,772
Issued	887,480	734,943
Distributions reinvested	42,127	24,969
Redeemed	(128,546)	—
Net increase in capital shares	801,061	759,912
Ending shares	1,568,745	767,684
Class I
Beginning shares	17,999,927	12,626,040
Issued	3,196,688	6,269,628
Distributions reinvested	705,849	705,638
Redeemed	(965,001)	(1,601,379)
Net increase in capital shares	2,937,536	5,373,887
Ending shares	20,937,463	17,999,927

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	9

Axonic Alternative Income Fund	Consolidated Statement of Cash Flows

For the Six Months Ended April 30, 2026 (Unaudited)

For the Six Months Ended April 30, 2026 (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$18,724,050
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investments	(268,608,449)
Proceeds from disposition of investments	193,312,454
Amortization of premium and accretion of discount on investments	(7,456,659)
Net Sales of short-term investment securities	28,890,754
Net realized (gain)/loss:
Investments	(7,588,241)
Net change in unrealized depreciation on investments	10,119,324
(Increase) decrease in assets:
Dividend receivables	223,342
Interest receivables	(924,326)
Offering costs	18,470
Prepaid loan commitment fee	94,671
Prepaid expenses and other assets	(35,600)
Increase (decrease) in liabilities:
Due to adviser	52,135
Distribution and shareholder service fees payable	7,466
Accrued legal and audit fees payable	(52,109)
Accrued fund accounting and administration fees payable	68,636
Accrued chief compliance officer fee payable	(424)
Payable for trustees' fees	19,821
Other payables and accrued expenses	(131,774)
Net cash used in operating activities	(33,266,459)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payable for mortgage loan warehouse	(12,236,250)
Interest payable for reverse repurchase agreements	(47,830)
Proceeds from sale of shares	79,528,905
Cost of shares redeemed	(21,882,048)
Cash distributions paid	(12,096,318)
Net cash provided by financing activities	33,266,459
NET INCREASE IN CASH FOR THE PERIOD	–

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$–
CASH AND CASH EQUIVALENTS, END OF PERIOD(a)	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$481,579
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$15,024,076

(a)	The Statement of Cash Flows is presented because the Fund utilized borrowings during the period.

See Notes to Consolidated Financial Statements.

10	www.axonicfunds.com

Axonic Alternative Income Fund Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025		For the Period November 1, 2023 (Commencement of Operations) to October 31, 2024
OPERATING PERFORMANCE:
Net asset value - beginning of period	$20.31		$20.20		$19.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	1.16		1.70		1.57
Net realized and unrealized gain/(loss) on investments	(0.84)		0.21		0.71
Total Income from Investment Operations	0.32		1.91		2.28

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.89)		1.80		(1.79)
Total Distributions to Shareholders	(0.89)		1.80		(1.79)

Net asset value - end of period	$19.74		$20.31		$20.20

Total Investment Return - Net Asset Value (b)	4.23	%(c)(d)	9.92	%(d)	12.01	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$30,967		$15,589		$157

Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (e)	2.79%		4.16%		5.05%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (e)	2.79%		4.16%		5.05%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (e)	2.58	%(f)	2.63%		2.80%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (e)	2.58	%(f)	2.63%		2.80%
Ratio of net investment income to average net assets(e)	11.82	%(f)	8.39%		7.81%
Portfolio turnover rate	56	%(c)	62%		35%

BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$–		$12,236		$43,735
Asset Coverage Per $1,000 (000s) (g)	$–		$32,730		$6,865

(a)	Calculated using the average shares method.
(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(c)	Not annualized
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(f)	Annualized
(g)	The asset coverage ratio is calculated as the Fund's total assets, less prepaid expenses and other asset amounts, divided by the indebtedness of the Fund.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	11

Axonic Alternative Income Fund
Institutional Class	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
OPERATING PERFORMANCE:
Net asset value - beginning of period	$20.58		$20.33		$19.68		$20.29		$22.54		$21.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	1.24		1.87		1.81		1.56		1.64		2.57
Net realized and unrealized gain/(loss) on investments	(0.87)		0.22		0.65		(0.40)		(1.46)		0.85
Total Income from Investment Operations	0.37		2.09		2.46		1.16		0.18		3.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.90)		(1.84)		(1.81)		(1.62)		(2.10)		(1.90)
From net realized gains	–		–		–		–		(0.18)		–
From tax return of capital	–		–		–		(0.15)		(0.15)		–
Total Distributions to Shareholders	(0.90)		(1.84)		(1.81)		(1.77)		(2.43)		(1.90)

Net asset value - end of period	$20.05		$20.58		$20.33		$19.68		$20.29		$22.54

Total Investment Return - Net Asset Value (b)	4.58	%(c)(d)	10.67	%(d)	13.00	%(d)	6.08	%(d)	0.74	%(d)	16.72	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$419,886		$370,374		$256,678		$160,008		$99,789		$33,456

Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (e)	2.09%		3.14%		4.26%		2.45%		2.22%		2.54%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (e)	2.09%		3.14%		4.30%		2.76%		2.49%		2.35%
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses (e)	1.88	%(f)	1.90%		1.96%		1.72%		1.73%		2.19%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses (e)	1.88	%(f)	1.90%		2.00%		2.03%		2.00%		2.00%
Ratio of net investment income to average net assets(e)	12.40	%(f)	9.12%		9.06%		7.89%		7.70%		11.51%

See Notes to Consolidated Financial Statements.

12	www.axonicfunds.com

Axonic Alternative Income Fund
Institutional Class	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Portfolio turnover rate	56	%(c)	62%	35%	39%	50%	41%

BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$–		$12,236	$43,735	$21,475	$14,927	$8,607
Asset Coverage Per $1,000 (000s) (g)	$–		$32,730	$6,865	$8,451	$7,685	$4,887

(a)	Calculated using the average shares method.
(b)	During periods in which certain expenses were reimbursed, total returns would have been lower absent the expense limitation agreement. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(c)	Not annualized
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(f)	Annualized
(g)	The asset coverage ratio is calculated as the Fund's total assets, less prepaid expenses and other asset amounts, divided by the indebtedness of the Fund.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	13

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers Class A and Class I shares. Class I shares commenced operations on December 31, 2018 and Class A shares commenced operations on November 1, 2023. Class A shares are offered subject to a maximum sales charge of 2.50%. Class I shares are offered at NAV per share and are not subject to sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. All of the Subsidiaries, AAIDX Seller (U), GSF Quad2 LLC, GSF 2025-5 EFX LLC and AAIDX Lender LLC are Delaware limited liabilities companies. To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiaries, which are pass-through entities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiaries – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiaries. As of April 30, 2026, the total value of investments held by the Subsidiaries is $84,261,251, or 18.69% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

14	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

Securities for which market prices are not “readily available” are valued in good faith by the Fund's Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Fund's Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Fund's administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in joint venture, structured credit, and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and/or dealers in those instruments recommended by the Adviser. Interest Rate Swaps are valued by an independent pricing service as approved by the Adviser. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Semi-Annual Report | April 30, 2026	15

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2026:

Investments in Securities at Fair Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$121,097	$–	$–	$121,097
Preferred Stocks	389,611	3,884,325	–	4,273,936
Asset-Backed Securities	–	9,214,354	1,602,095	10,816,449
Commercial Mortgage-Backed Securities	–	205,679,748	–	205,679,748
Corporate Bonds	–	3,683,320	–	3,683,320
Investment In Joint Ventures	–	–	84,261,251	84,261,251
Loans	–	62,355,353	496,136	79,295,545
Residential Mortgage-Backed Securities	–	11,044,523	–	11,044,523
Short Term Investments - Common Shares	48,167,213	–	–	48,167,213
Total	$48,677,921	$295,861,623	$86,359,482	$447,343,082

16	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended April 30, 2026 of the Fund’s Level 3 portfolio investments:

	Investment in Joint Venture	Bank Loan	Asset-Backed Securities	Total
Balance as of October 31, 2025	$60,455,739	$–	$–	$60,455,739
Accrued discount/premium	–	14,571	–	6,498,041
Return of Capital	–	–	–	–
Realized Gain/(Loss)	(619,594)	–	–	(628,230)
Change in Unrealized Appreciation/(Depreciation)	2,328,592	(93,845)	–	(4,248,723)
Purchases	23,409,786	575,410	–	23,993,832
Sales Proceeds	(1,313,272)	–	–	(1,313,272)
Transfer into Level 3	–	–	1,602,095	–
Transfer out of Level 3	–	–	–	–
Balance as of April 30, 2026	$84,261,251	$496,136	$1,602,095	$86,359,482
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2026	$(4,154,878)	$(93,845)	$(77,531)	$(4,326,254)

The table below provides additional information about Level 3 Fair Value Measurements as of April 30, 2026:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range	Weighted Average
Investment in Joint Ventures	$84,261,251	Discount Cash Flow Method	Constant Prepayment Yield	0%-100%	13.07%
			Constant Default Rate	0%
			Discount Rate	9.29%-17.50%
Loans	$496,136	Discount Cash Flow Method	Discount Rate	20%	20.00%
			EV/EBITDA	11.0x
Asset-Backed Securities	$1,602,095	Discount Cash Flow Method	Discount Rate	20%	20.00%
			EV/EBITDA	11.0x

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Semi-Annual Report | April 30, 2026	17

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

Concentration of Credit Risk – The Fund places its cash with two banking institutions, which are insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income were accrued daily and paid quarterly through February 28, 2021. Effective March 1, 2021, distributions are accrued daily and paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. DERIVATIVE CONTRACTS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap Agreements: Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

18	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of off-set that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter, or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty risk by providing for a single net settlement with a counterparty for all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps, and credit default swaps that are centrally cleared and not subject to the master netting agreements.

4. REVERSE REPURCHASE AGREEMENTS

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund's Consolidated Schedule of Investments as full or partially pledged securities. There were no securities pledged as collateral as of April 30, 2026. As all agreements can be terminated by either party on demand, face value approximates fair value at April 30, 2026. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the six months ended April 30, 2026, the average amount of reverse repurchase agreements outstanding was $17,224,708, at a weighted average interest rate of 5.08%. None were outstanding at period end.

On August 28, 2023, the Fund, as Guarantor, and AAIDX Seller (U), as Seller, entered into a commercial real estate debt financing facility (the “Warehouse”) to finance floating rate senior commercial mortgage loans secured by first mortgage liens with UBS AG. The maximum amount of the Warehouse is $100,000,000 and the termination date is three years from the closing date, renewable annually in advance. Interest is payable in arrears and calculated as the sum of 30-day term SOFR plus an agreed upon rate based on the applicable property type and cash flow classification. As of April 30, 2026, there was no borrowing outstanding on the Warehouse.

5. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 1.25% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the Fund incurred $2,585,021 in Advisory fees.

Semi-Annual Report | April 30, 2026	19

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2026. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. As of April 30, 2026, the Adviser did not have any amounts available for recoupment. No waiver was in effect after February 28, 2026.

Compliance Fees – ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the six months ended April 30, 2026, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. As of January 1, 2025 for their service on the Board and the Board of Trustees of Axonic Funds, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Strategic Income Fund pro rata based on assets under management: $81,000 annual retainer for each Independent Trustee, $10,000 annually for each Committee Chair, except for the Audit Committee Chair who is paid $15,000 annually, $6,250 for each quarterly meeting, $2,000 for each special meeting, and a fee of $15,000 per year for the Lead Independent Trustee.

6. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2026, amounted to $266,726,389 and $216,042,394, respectively.

7. JOINT VENTURES

On October 31, 2023, October 1, 2025, and September 19 2025, the Fund invested in GSF 2023-1 Investor LLC, GSF 2025-5 Portfolio Holding LLC, and GSF 2025-AXMF1 EFX LLC, respectively (together, the "Joint Ventures"). The Joint Ventures were formed to acquire and hold interests in securitizations collateralized by commercial real estate mortgage loans originated by third parties. The Fund holds its interests in the Joint Ventures through wholly-owned special purpose vehicles. The Fund's ownership interests in the Joint Ventures are passive in nature. An unaffiliated joint venture partner holds 50% of the voting interest in each Joint Venture. Accordingly, the Fund does not control the Joint Ventures and does not have the ability to direct the activities that most significantly impact their economic performance.

20	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

During the fiscal year ended October 31 2025, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosures requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is in the process of evaluating the impacts of these changes on the Fund’s financial statements which will be reflected at fiscal year-end October 31, 2026.

9. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated loss) are finalized at fiscal year-end.

As of April 30, 2026, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$461,297,233
Gross appreciation (excess of value over tax cost)	$9,806,707
Gross depreciation (excess of tax cost over value)	(23,760,858)
Net unrealized depreciation	$(13,954,151)

10. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all of the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares, subject to any proration. Subsequent repurchase requests will not be given priority over other shareholder requests.

Semi-Annual Report | April 30, 2026	21

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

During the period ended April 30, 2026, the Fund completed four quarterly repurchase offers. The results of the repurchase offers were as follows:

	Repurchase Offer	Repurchase Offer
Commencement Date	21-Nov-25	20-Feb-26
Repurchase Request Deadline	19-Dec-25	20-Mar-26
Repurchase Pricing Date	19-Dec-25	20-Mar-26

Net Asset Value as of Repurchase Offer Date
Class I	$20.06	$20.05
Class A	$19.79	$19.75

Amount Repurchased
Class I	$8,236,667	$11,106,070
Class A	$262,241	$2,277,070

11. LINE OF CREDIT

On February 26, 2025, the Fund entered into a $30,000,000 uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement sets the maximum borrowing amount to the lesser of (i) $30,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. Borrowings under the Credit Agreement bear interest of the lender’s prime rate minus 1% at the time of borrowing. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the period ended April 30, 2026.

12. INVESTMENTS IN AFFILIATED COMPANIES

The Fund may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliate company, is one in which a Fund owns 5% or more of the outstanding voting securities, or which is under common ownership or control with the Fund. The purchases, sales, interest income, capital gains, and value of investment in affiliated companies for the period ended April 30, 2026 were as follows:

Security Name	Fair Value as of November 1, 2025	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)	Fair Value as of April 30, 2026
GSF 2023-1 Investor, LLC(a)(b)	$39,550,025	$–	$–	$(321,124)	$29,778	$39,258,679
GSF 2025-5 Portfolio Holding LLC(a)(b)	5,791,849	17,173,073	(1,313,272)	12,619	(649,372)	21,014,897
GSF 2025-AXMF1 LLC(a)	15,113,865	6,236,713	–	2,637,097	–	23,987,675
				$2,328,592	$(619,594)	$84,261,251

(a)	The Fund owns approximately 65%, 75%, and 78% of the underlying investment of GSF 2023-1 Investor LLC, GSF 2025-AXMF1 EFX LLC, and GSF 2025-5 Portfolio Holding LLC, respectively, which qualify as a REIT for U.S. tax purposes.

(b)	The Fund’s ownership in the above investment is held through a wholly-owned special purpose vehicle, and is restricted from withdrawal until liquidation.

22	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

13. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
National Financial Services LLC	41.76%

14. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.

The Fund completed a quarterly repurchase offer on June 16, 2026, which resulted in 465,545 shares being repurchased for $9,334,128.

Management has determined that there were no other subsequent events to report through the issuance of these consolidated financial statements.

Semi-Annual Report | April 30, 2026	23

Axonic Alternative Income Fund	Additional Information

April 30, 2026 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

24	www.axonicfunds.com

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2026 (Unaudited)

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 17, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Alternative Income Fund (the “Fund”) considered the approval of the continuance of the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the Fund and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Fund management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent, and quality of the services provided by the Adviser. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement, including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions and complying with the Fund’s policies and procedures. The Board also considered information regarding the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force and the Adviser’s assets under management. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the Adviser’s commitment to the Fund, staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. After reviewing the foregoing information and further information provided by the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and Adviser. The Board reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a peer group of funds determined by a third-party service provider (the “Peer Group”), and a smaller peer group of comparable funds selected by the Adviser (the “Adviser Peer Group”), as well as relative to its benchmark index. In this respect, the Board noted that the Fund had underperformed over the three-year period but outperformed over the one-, two-, four- and five-year periods ended September 30, 2025. The Board also considered the Fund’s outperformance of its benchmark each year for the one-year through five-year periods ended September 30, 2025. The Board also considered the performance of the Fund relative to its Adviser Peer Group over various time periods. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the level of assets in the Fund and complexity of some of the assets in the Fund. The Board concluded that the profit margins of Axonic with respect to the management of the Fund was not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least February 28, 2027.

Semi-Annual Report | April 30, 2026	25

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2026 (Unaudited)

The Board considered the management fees charged to the Fund, and the Fund’s total expense ratio, as compared to the Peer Group and to other clients of the Adviser. The Board noted that the contractual management fee rate for the fund was equal to the median of the Peer Group (at a common asset level) and that the Fund’s total expenses were generally in line with the Peer Group. In considering the comparison in fees and expense ratios between the Fund and its respective comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also considered the regulatory regime and additional oversight under which the Fund operates, as well as operational differences between the Fund and Axonic’s other clients. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

The extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund. It was noted that the Adviser would continue to evaluate the use of investment advisory fee breakpoints. The Board also considered the asset classes in which the Fund invests and the Adviser’s assessment of the limited ability to achieve economies of scale in investing within those asset classes. The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of qualified personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. The Board also considered Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund. The Board also considered Axonic’s management of other accounts, including private funds, and the differences in the nature of the services provided for these accounts as compared to the Fund in light of the range of fees charged to each.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

26	www.axonicfunds.com

Axonic Alternative Income Fund	Trustees and Officers

April 30, 2026 (Unaudited)

The shareholders of the Fund, pursuant to a written consent to action, elected Mr. Joshua M. Barlow, Mr. Charles D. Mires and Mr. Thomas S. Vales to the Board of Trustees of the Trust effective April 15, 2020. The Board is responsible for the oversight of the management of the Fund, including general supervision and review of the service providers that perform the investment activities of the Fund. The Board, in turn, elects the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is c/o Axonic Capital LLC, 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen	Other Directorships During the Past 5 Years
INDEPENDENT TRUSTEES
Joshua M. Barlow (1978)	Independent Trustee	Indefinite Term; Since April 15, 2020	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Funds; Corient Registered Alternatives Fund
Charles D. Mires (1960)	Lead Independent Trustee	Indefinite Term; Since April 15, 2020 (Lead Independent Trustee since January 1, 2025)	Director, CIB Marine Bancshares, Inc.(2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011 – 2015).	2	Axonic Funds; CIB Marine Bancshares, Inc.
Thomas S. Vales (1964)	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016 – 2018).	2	Axonic Funds
INTERESTED TRUSTEE**
Clayton DeGiacinto** (1972)	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present)	2	Axonic Funds
OTHER EXECUTIVE OFFICERS
Joseph Castellano (1989)	Treasurer (Principal Financial Officer)	Indefinite Term; Since November 2025	Axonic Capital (Chief Accounting Officer November 2025 – present; Senior Controller 2024-2025; Controller 2022-2024; Assistant Controller 2021-2022); MSD Partners LP (Assistant Controller 2021; Accountant 2017-2021).	N/A	N/A
Chris Hughes (1980)	Secretary	Indefinite Term; Since May 2024	Chief Compliance Officer (2024-present), Chief Operating Officer (2019-present) and Director of Operations (2011-2019), Axonic Capital LLC.	N/A	N/A
Theodore Uhl (1974)	Chief Compliance Officer	Indefinite Term; Since May 2024	Vice President and Fund Chief Compliance Officer, SS&C Registered Fund Services, Inc. (2010- present).	N/A	N/A

*	The Fund Complex consists of the Fund and the Axonic Strategic Income Fund, the sole series of the Axonic Funds, a registered open-end investment company for which Axonic Capital LLC also serves as the investment adviser.

**	The Interested Trustee is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Axonic Capital LLC.

Semi-Annual Report | April 30, 2026	27

Axonic Alternative Income Fund	Privacy Policy

April 30, 2026 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

In the course of its relationship with shareholders, the Trust gathers and maintains personal, non-public information regarding shareholders’ financial circumstances and investment objectives. The Trust is committed to maintaining the privacy and confidentiality of this information. In accordance with SEC privacy regulations, the Trust has adopted policies and procedures that address the collection, safeguarding, use, and sharing of nonpublic information about clients and potential clients. These policies address the protection of such information from unauthorized access or use, the Trust’s oversight of service providers with access to shareholder information, and procedures for providing privacy notices and, where required, notifications regarding certain information security incidents, all as required by applicable law and regulation.

A. The Trust may collect nonpublic personal information about the Trust’s shareholders and potential shareholders from the following sources:

1. information received from account applications, questionnaires, interviews, and information forms, which may include a shareholder’s name, address, social security number, information about a shareholder's investment goals and risk tolerance, and other personal or sensitive information;

2. account history, including information about transactions with the Trust, its affiliates, or others and balances in a shareholder’s account;

3. correspondence and other interactions (written or telephonic) between a shareholder and the Trust’s service providers and au theorized representatives; and consumer reports.

All client information is to be maintained in the Trust’s shareholder files and/or stored on appropriate electronic media. The Trust’s transfer agent, distributor or other service providers may maintain certain shareholder files on the Trust’s behalf. Information from potential clients may be filed in temporary files, but shall be subject to the same restrictions and limitations as other client files outlined below.

Trust personnel will not share or disclose nonpublic information regarding any client or potential client of the Trust, except (i) as necessary to service shareholder accounts including, without limitation, the settlement, billing, processing, clearing, or transferring of shareholder transactions; (ii) as otherwise directed by a shareholder; or (iii) as required by law. Access to shareholder files and information, whether in paper or electronic format, is limited to personnel of the Trust and its service providers (e.g., the Trust’s administrator, transfer agent, custodian and distributor) for the purposes of servicing shareholder accounts.

B. The Trust will provide shareholders with a privacy notice (the “Privacy Notice”) before the shareholder invests in the Trust. The Privacy Notice shall detail the types of nonpublic client information collected, any information shared with third parties or with affiliates, the policies and practices the Trust has in place to protect the confidentiality and security of nonpublic client information; and the procedures to permit shareholders or potential shareholders to opt out of information sharing arrangements with third parties (inapplicable to the Trust and its service providers so long as sharing information is for the purpose of servicing shareholder accounts).

C. The Trust shall distribute its updated Privacy Notice to its shareholders with its prospectus on an annual basis, unless an exception to annual delivery is available under applicable law. Annual Privacy Notices shall be sent by mail or, for shareholders who agree to receive information electronically, through electronic means consistent with regulatory requirements applicable to the electronic delivery of documents.

D. The Trust will direct each of its service providers to adhere to this Privacy Policy with respect to all consumer, shareholder and former shareholder information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with this Privacy Policy. The Trust will seek to obtain an acknowledgement of this Privacy Policy from all third party service providers.

Adopted: December 19, 2018

28	www.axonicfunds.com

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))..

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 8, 2026

By:	/s/ Joseph Castellano
Joseph Castellano (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 8, 2026